Share-based awards (Details) - Schedule of changes in the share options granted - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Changes In The Share Options Granted Abstract
Number of share options outstanding, beginning balance	19,225,361	22,298,757	22,298,757
Weighted average exercise price, outstanding, beginning balance	$ 0.54	$ 0.54	$ 0.54
Aggregate intrinsic value, beginning balance	$ 47,926,931	$ 57,082,970	$ 57,082,970
Number of share options outstanding, outstanding, ending balance	18,860,880	20,024,197	19,225,361
Weighted average exercise price, outstanding, ending balance	$ 0.54	$ 0.54	$ 0.54
Aggregate intrinsic value, outstanding, ending balance	$ 44,829,501	$ 50,395,534	$ 47,926,931
Number of share options outstanding, exercisable as of June 30, 2021	13,989,010	13,369,429
Weighted average exercise price, exercisable as of June 30, 2021	$ 0.54	$ 0.5
Aggregate intrinsic value, exercisable as of June 30, 2021	$ 38,526,174	$ 36,556,152
Number of share options outstanding, granted	716,420
Weighted average exercise price, granted	$ 0.81
Aggregate intrinsic value, granted	$ (458,564)
Number of share options outstanding, forfeited	(1,080,901)	(539,500)
Weighted average exercise price, forfeited	$ 0.7	$ 0.61
Aggregate intrinsic value, forfeited	$ (2,638,866)	$ (1,277,918)
Number of share options outstanding, exercised		(1,735,060)
Weighted average exercise price, exercised		$ 0.52
Aggregate intrinsic value, exercised		$ (5,409,518)